Offerings	Aug. 21, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Fee Rate	0.01476%
Offering Note	1) The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $.01 per share
Fee Rate	0.01476%
Offering Note	(1) The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, representing Preferred Shares(3)
Fee Rate	0.01476%
Offering Note	(1) The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (3) Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants(4)
Fee Rate	0.01476%
Offering Note	(1) The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (4) The warrants covered by this registration statement may be warrants for common shares, preferred shares or depositary shares.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01476%
Offering Note	(1) The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. (2) An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrants at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.